Net employee defined benefit (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Employee Defined Benefit Plan

	2020	2019
Fair value of plan assets	$25,783	$29,086

Defined benefit obligation	(39,466)	(28,195)
Other employee benefits	(649)	(642)

	$(40,115)	$(28,837)

Benefit (liability) assets	$(14,332)	$249

Summary of Components of Net Benefit Expense
The following table summarizes the components of net benefit expense included under “Wages, salaries, benefits and other employees´ expenses” in the accompanying consolidated statement of profit or loss:

Year ended December 31,2020	Defined benefit obligation	Fair value of assets	Defined benefit assets (liability)
Current service cost	$2,393	$—	$2,393
Interest cost on net benefit obligation	706	(731)	(25)
Past service cost	457	—	457
Curtailment / Settlement	(2,026)	—	(2,026)

Net benefit expense	$1,530	$(731)	$799

Year ended December 31,2019	Defined benefit obligation	Fair value of assets	Defined benefit assets (liability)
Current service cost	2,192	—	2,192
Interest cost on net benefit obligation	887	(979)	(92)

Net benefit expense	$3,079	$(979)	$2,100

Year ended December 31,2018	Defined benefit obligation	Fair value of assets	Defined benefit assets (liability)
Current service cost	2,105	—	2,105
Interest cost on net benefit obligation	642	(666)	(24)

Net benefit expense	$2,747	$(666)	$2,081

Summary of Reconciliation of Net Employee Defined Benefit Liabilities
The following table shows reconciliation from the opening balance to the closing balances for net employee defined benefit liabilities and its components:

	Defined benefit obligation	Fair value of assets	Other employee benefits liability	Defined benefit assets (liability)
At January 1, 2018	$(19,997)	$23,794	$(612)	$3,185
Current service cost	(2,105)	—	—	(2,105)
Interest (cost) income	(642)	666	—	24
Return on plan assets	—	483	—	483
Experience gain (loss)	(1,943)	—	—	(1,943)
Invesment return	—	67	—	67
Actuarial changes arising from changes in financial assumptions	877	—	—	877
Employer contributions	—	4,780	—	4,780
Benefits paid	1,242	(1,451)	—	(209)
Adjustments	—	—	(68)	(68)

At December 31, 2018	$(22,568)	$28,339	$(680)	$5,091
Current service cost	(2,192)	—	—	(2,192)
Interest (cost) income	(887)	979	—	92
Experience gain (loss)	(1,681)	—	—	(1,681)
Invesment return	—	138	—	138
Actuarial changes arising from changes in financial assumptions	(1,874)	—	—	(1,874)
Employer contributions	—	1,903	—	1,903
Benefits paid	1,007	(1,086)	—	(79)
Adjustments	—	(1,187)	38	(1,149)

As of December 31, 2019	$(28,195)	$29,086	$(642)	$249
Current service cost	(2,393)	—	—	(2,393)
Interest (cost) income	(706)	731	—	25
Past service cost	(457)	—	—	(457)
Curtailment / Settlement	2,026	—	—	2,026
Return on plan assets	—	374	—	374
Experience gain (loss)	(4,001)	—	—	(4,001)
Actuarial changes arising from changes in demographic assumptions	(11,285)	—	—	(11,285)
Actuarial changes arising from changes in financial assumptions	(1,028)	—	—	(1,028)
Employer contributions	—	1,709	—	1,709
Benefits paid	6,573	(6,117)	—	456
Adjustments	—	—	(7)	(7)

As of December 31, 2020	$(39,466)	$25,783	$(649)	$(14,332)

Summary of Sensitivity Analysis for Actuarial Assumptions
The following were the principal actuarial assumptions at the reporting date:

	2020	2019	2018
Economic assumptions -
Discount rate	2.0%	2.5%	3.9%
Compensation - salary increase	4.0%	4.0%	4.0%

Demographic assumptions -
Mortality	Panama expirence	RP - 2000 no collar	RP -2000 no collar
Termination	2003 SoA pension plan	13% all ages	13% all ages
Retirement
Males	62 years
Females	57 years

Summary of Additional Information about Sensitivity Analysis for Actuarial Assumptions
Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amount shown below:

	December, 31 2020		December, 31 2019		December, 31 2018
	Increase	Decrease	Increase	Decrease	Increase	Decrease
Discount rate (0.5% movement)	$2,318	$(2,554)	$709	$(751)	$538	$(569)

Summary of Expected Contribution Payments to Defined Benefit Plan
The following payments are expected contributions to the defined benefit plan in future years:

	2020	2019
Up to one year	$2,299	$5,169
One to five years	8,777	14,008
Over five years	14,112	14,049

Total expected payments	$25,188	$33,226